Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Financial Position [Abstract]
Current account	€ 44,219	€ 24,593
Term deposits	9,120	9,106
Total cash and cash equivalents as reported in statement of financial position	53,339	33,699
Bank overdrafts	0	0
Total cash and cash equivalents as reported in statement of cash flow	€ 53,339	€ 33,699	€ 46,323	€ 44,446